Financial Instruments (Details) - Schedule of carrying amounts of financial assets and financial liabilities - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
FVTPL [Member]
Financial assets not measured at fair value
Trade and other receivables, net			[1]
Amounts owed by related parties			[1]
Cash			[1]
Other financial assets			[1]
Total financial assets not measured at fair value			[1]
Financial liabilities measured at fair value
Warrant liabilities		10,916	[1]	23,112
Shares held in escrow		40,064	[1]	101,859
Total financial liabilities measured at fair value		50,980	[1]	124,971
Financial liabilities not measured at fair value
Borrowings			[1]
Trade and other payables			[1]
Amounts owed to related parties			[1]
Total financial liabilities not measured at fair value			[1]
Amortized cost [Member]
Financial assets not measured at fair value
Trade and other receivables, net	[2]	129,602		117,449
Amounts owed by related parties	[2]	2,474		1,147
Cash	[2]	43,003		72,112
Other financial assets	[2]	210		256
Total financial assets not measured at fair value	[2]	175,289		190,964
Financial liabilities measured at fair value
Warrant liabilities	[2]
Shares held in escrow	[2]
Total financial liabilities measured at fair value	[2]
Financial liabilities not measured at fair value
Borrowings	[2]	285,934		253,365
Trade and other payables	[2]	90,187		85,381
Amounts owed to related parties	[2]	2,914		8,450
Total financial liabilities not measured at fair value	[2]	$ 379,035		$ 347,196

[1]	The fair value is comprised of $9,200 level 1 and $41,780 level 3 as of December 31, 2022 (2021: $16,000 and $108,971, respectively).
[2]	The amortized cost approximates fair value as of December 31, 2022 and 2021, respectively.